13. EQUITY LINE OF CREDIT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 13 - EQUITY LINE OF CREDIT

On October 18, 2012, the Company entered into a securities purchase agreement (the “Equity Line of Credit Agreement”) with Ascendiant Capital Partners, LLC (“Ascendiant”), as amended on January 9, 2013, pursuant to which the Company may sell and issue to Ascendiant, and Ascendiant is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 36 month period.

The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the volume weighted average price ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 per share below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Company can terminate the equity line at any time.

Pursuant to the terms of the Equity Line of Credit Agreement, the Company agreed to issue the following shares of common stock (the “Commitment Shares”):

·	150,015 shares of common stock no later than 30 days following the agreement date (issued on October 22, 2012);

·	On the trading day (the “Second Payment Date”) which is 30 calendar days following the agreement date, 173,913 shares of common stock, being equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Second Payment Date (issued on November 19, 2012);

·	On the trading day (the “Third Payment Date”) which is 30 calendar days following the agreement date, a number of shares of common stock equal to 1% of $10,000,000 divided by $0.175, provided that, if the number of Commitment Shares to be delivered to Ascendiant on the Third Payment Date causes Ascendiant to receive an aggregate number of Commitment Shares (as of the Third Payment Date) of less than 2% of $10,000,000, then additional Commitment Shares are to be issued to Ascendiant on the Third Payment Date so that it has received an aggregate number of Commitment Shares (as of the Third Payment Date) of at least 2% of $10,000,000. The parties agreed that the number of shares to be issued pursuant to this was 818,930 shares of common stock;

·	On the trading day (the “Fourth Payment Date”) in which the Company has received at least $1,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fourth Payment Date; and

·	on the trading day (the “Fifth Payment Date”) in which the Company has received at least $2,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fifth Payment Date.

In connection with the equity line of credit, the Company also incurred legal fees and other direct expenses of $12,500. At December 31, 2012, the fair value of the commitment shares issued of $182,209 for the First and Second Payment Dates and $171,975 for the value of the commitment shares (not issued at December 31, 2012) for the Third Payment Date plus and the direct expenses of $12,500 have been included in deferred financing costs and will be amortized over the Equity Line of Credit Agreement.

At December 31, 2012, the Company has not drawn down on its equity line of credit as it must file a registration statement to register the shares to be issued under the agreement. Subsequent to the year ended December 31, 2012, the Company issued 818,930 shares of common stock as the third tranche of commitment shares. Refer to Note 15 for subsequent amendments to the equity line of credit agreement.